Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Revenue generated	¥ 5,222	¥ 3,606	¥ 7,850
Amount due from related parties	88,795	38,772		$ 13,648
Warehousing Service Revenue [Member]
Related Party Transaction [Line Items]
Revenue generated
Alibaba Group Holding Limited [Member]
Related Party Transaction [Line Items]
Amount due from related parties	17,611	10,392
Alibaba Group Holding Limited [Member] | Marketing and Platform Service [Member]
Related Party Transaction [Line Items]
Fees paid	351,482	246,136	141,412
Alibaba Group Holding Limited [Member] | Logistic Service [Member]
Related Party Transaction [Line Items]
Fees paid	13,052		2,059
Alibaba Group Holding Limited [Member] | Warehousing Service Revenue [Member]
Related Party Transaction [Line Items]
Revenue generated	5,105
Ahead (Shanghai) Trade Co., Ltd [Member]
Related Party Transaction [Line Items]
Fees paid	1,591	4,285	1,134
Revenue generated	117	3,606	¥ 7,850
Amount due from related parties	66,633	28,380
Ahead (Shanghai) Trade Co., Ltd [Member] | Services Provided [Member]
Related Party Transaction [Line Items]
Amount due from related parties	0	436
Amounts due from BCJ [Member]
Related Party Transaction [Line Items]
Amount due from related parties	4,551	1,571
Ahead on behalf of the Group [Member]
Related Party Transaction [Line Items]
Amount due from related parties	¥ 66,633	¥ 27,944